Financing for JD Health (Details) ¥ in Thousands, $ in Millions	Sep. 30, 2019 CNY (¥)	May 31, 2019 USD ($)
Total amount received by issuance of the non-redeemable series A preferred preference shares | $		$ 931
Series A Preferred Stock | JD Health
Ownership percentage, on a fully-diluted (as a percentage)		13.50%
Issuance non controlling interest	¥ 363,194
Additional capital Received	¥ 3,057,958